NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Anti-Dilutive Securities Excluded from Computation of Earnings per Share

	September 30,
	2021	2020
	(Shares)	(Shares)
Series B Preferred Stock	2,652	2,652
Convertible Notes	1,845,836	2,500,000
Total	1,848,488	2,502,652

	December 31,
	2020	2019
	(Shares)	(Shares)
Series B Preferred Stock	2,650	2,538
Convertible Notes	2,500,000	2,500,000
Total	2,502,652	2,502,538

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Tranlation Adjustments

	September 30,
	2021	2020
Period -end GBP£:US$ exchange rate	1.3474	1.2920
Nine-month average GBP£:US$ exchange rate	1.3894	1.2804

	December 31,
	2020	2019
Year -end GBP£:US$ exchange rate	1.3624	1.3113
Annual average GBP£:US$ exchange rate	1.2851	1.2771